FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of change in foreign exchange risks of income (loss)
		Sensitivity test for changes in exchange rate
Foreign currency	Years	Income (loss) from change
		10% increase in exchange rate	10% decrease in exchange rate
		US Dollars in thousands
NIS	2024	(3,524)	3,524
	2023	(1,762)	1,762
	2022	(2,168)	2,168
EUR	2024	(1,644)	1,644
	2023	(1,698)	1,698
	2022	1,288	(1,288)
GPB	2024	316	(316)
	2023	123	(123)
	2022	713	(713)
AUD	2024	233	(233)
	2023	40	(40)
	2022	201	(201)

Disclosure of financial Instruments trade receivables
December 31, 2024	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	45,592	2,629	465	10,787	59,473
Less – provision of allowance for credit loss	-	-	-	(3,779)	(3,779)
Trade receivable	45,592	2,629	465	7,008	55,694

December 31, 2023	Not overdue	Over 30 days overdue	Over 60 days overdue	Over 120 days overdue	Total
	US Dollar in thousands
Gross carrying amount – trade receivables	25,023	1,818	3,851	12,474	43,166
Less – provision of allowance for credit loss	-	-	-	(1,866)	(1,866)
Trade receivable	25,023	1,818	3,851	10,608	41,300

Disclosure of contractual maturities of financial liabilities
	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2024:
Short-term loans	25,276	-	-	-	25,276
Long-term bank loans	6,009	11,213	9,566	1,812	28,600
Lease liabilities	3,072	3,724	627	26	7,449
Payables in respect of processing activity	132,612	-	-	-	132,612
Trade payables	21,059	-	-	-	21,059
Other payables	33,887	-	-	-	33,887
Total	221,915	14,937	10,193	1,838	248,883

	Less than one year	Between 1 and 2 years	Between 3 and 5 years	More than 5 years	Total
	US Dollars in thousands
December 31, 2023:
Short-term loans	47,477	-	-	-	47,477
Long-term bank loans	1,110	370	-	-	1,480
Long-term loans from others	3,835	-	-	-	3,835
Liability in respect of purchase of servers	99	74	-	-	173
Lease liabilities	2,325	1,897	2,022	495	6,739
Payables in respect of processing activity	104,523	-	-	-	104,523
Trade payables	17,464	-	-	-	17,464
Other payables	25,650	-	-	-	25,650
Total	202,483	2,341	2,022	495	207,341

Disclosure of changes in financial liabilities
	Short-term credit	Long-term bank loans	Loans from others	Lease liabilities	Other liabilities	Total
	US Dollars in thousands
Balance at January 1, 2024	47,477	1,428	3,920	6,294	170	59,289

Changes in 2024:
Liabilities added in respect of new leases	-	-	-	1,875	-	1,875
Liabilities added in respect of loans from banks and others	-	22,835	-	-	-	22,835
Liabilities added in respect of acquisitions	561	-	-	1,519	-	2,080
Cash flows paid	(23,315)	(3,177)	(3,837)	(2,655)	(47)	(33,031)
Amounts recognized in profit or loss and other changes	553	1,497	(83)	12	(123)	1,856
Balance at December 31, 2024:	25,276	22,583	-	7,045	-	54,904

Balance at January 1, 2023	7,684	2,496	7,367	8,150	362	26,059
Changes in 2023:
Liabilities added in respect of new leases	-	-	-	595	-	595
Liabilities added in respect of loans from banks and others	39,135	-	-	-	-	39,135
Cash flows paid	-	(998)	(3,626)	(2,182)	(182)	(6,988)
Amounts recognized in profit or loss and other changes	658	(70)	179	(269)	(10)	488
Balance at December 31, 2023:	47,477	1,428	3,920	6,294	170	59,289

Balance at January 1 2022	-	5,166	3,220	6,895	721	16,002
Changes in 2022:
Liabilities added in respect of new leases	-	-	-	2,014	-	2,014
Liabilities added in respect of loans from banks and others	5,874	-	6,908	-	-	12,782
Liabilities added in respect of acquisitions	2,000	-	-	1,696	-	3,696
Cash flows paid	-	(2,282)	(2,577)	(2,146)	(288)	(7,293)
Amounts recognized in profit or loss and other changes	(190)	(388)	(184)	(309)	(71)	(1,142)
Balance at December 31 2022:	7,684	2,496	7,367	8,150	362	26,059

Disclosure of fair value of financial instruments
Assets	Level 2	Level 3	Total
January 1, 2024	42	1,831	1,873
Initialy recognized	3,139	-	3,139
Changes in fair value	428	(1,436)	(1,008)
December 31, 2024	3,609	395	4,004

January 1, 2023	-	-	-
Initialy recognized	42	1,918	1,960
changes in fair value	-	(87)	(87)
December 31, 2023	42	1,831	1,873

Liabilities	Level 2	Level 3	Total
January 1, 2024	(1,484)	(12,141)	(13,625)
Initialy recognized	-	(2,132)	(2,132)
Changes in fair value	559	(1,137)	(578)
December 31, 2024	(925)	(15,410)	(16,335)

January 1, 2023	(1,448)	-	(1,448)
Initialy recognized	-	(12,141)	(12,141)
changes in fair value	(36)	-	(36)
December 31, 2023	(1,484)	(12,141)	(13,625)